SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of Reconciliation of Operating Profit (Loss) from Segments to Consolidated

	2020	2019	2018
Segment operating income (loss)	269	2,201	(1,315)
Financial income (expense), net	(98)	(146)	797
Foreign Currency exchange (losses) gains, net	(1,359)	136	538
Income tax (expense) credit	(516)	(679)	(358)
Consolidated net profit (loss)	(1,704)	1,512	(338)

Schedule of Segment Reporting Information, by Segment

	HIFU	ESWL	DISTRIB	Reconciling	Total
2020	Division	Division	Division	Items	consolidated
Sales of goods	6,000	6,248	15,274		27,523
Sales of RPPs & leases	3,594	927	224		4,745
Sales of spare parts and services	1,831	5,707	1,844		9,382
Total sales	11,425	12,882	17,342		41,649
External other revenues	12	—	—		12
Total revenues	11,438	12,882	17,342		41,662
Total COS	(5,144)	(7,232)	(10,906)		(23,283)
Gross profit	6,293	5,649	6,436		18,379
R&D expenses	(2,583)	(1,555)	(358)		(4,496)
Selling and marketing expenses	(3,151)	(2,052)	(4,076)		(9,279)
G&A expenses	(1,005)	(964)	(900)	(1,465)	(4,335)
Total expenses	(6,738)	(4,572)	(5,335)	(1,465)	(18,110)
Operating income (loss) from operations	(445)	1,078	1,102	(1,465)	269
Total Assets	16,279	15,567	20,795	2,551	55,193
Capital expenditures	1,144	309	557	—	2,011
Non-current assets	3,706	2,466	3,628	—	9,801
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2019	Division	Division	Division	Items	consolidated
Sales of goods	8,311	6,715	15,084	—	30,111
Sales of RPPs & leases	4,162	1,426	158	—	5,747
Sales of spare parts and services	1,618	6,048	1,335	—	9,001
Total sales	14,092	14,190	16,578	—	44,859
External other revenues	52	—	—	—	52
Total revenues	14,144	14,190	16,578	—	44,912
Total COS	(6,152)	(7,816)	(9,941)	—	(23,909)
Gross profit	7,991	6,374	6,637	—	21,002
R&D expenses	(1,962)	(1,394)	(372)	—	(3,728)
Selling and marketing expenses	(4,402)	(2,441)	(4,008)	—	(10,850)
G&A expenses	(1,168)	(904)	(854)	—	(4,224)
Total expenses	(7,533)	(4,738)	(5,233)	—	(18,802)
Operating income (loss) from operations	459	1,635	1,404	—	2,201
Total Assets	16,665	15,892	16,500	4,012	53,068
Capital expenditures	915	298	319	—	1,532
Non-current assets	4,096	4,448	2,427	—	10,971
Goodwill	645	450	1,317	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2018	Division	Division	Division	Items	consolidated
Sales of goods	5,494	7,069	12,505	—	25,070
Sales of RPPs & leases	3,750	1,254	82	—	5,086
Sales of spare parts and services	1,780	6,157	1,070	—	9,007
Total sales	11,025	14,480	13,657	—	39,163
External other revenues	19	—	—	—	19
Total revenues	11,044	14,480	13,657	—	39,183
Total COS	(5,312)	(8,178)	(8,775)	—	(22,266)
Gross profit	5,732	6,302	4,882	—	16,917
R&D expenses	(2,394)	(1,410)	(285)	—	(4,088)
Selling and marketing expenses	(4,628)	(2,357)	(3,566)	—	(10,551)
G&A expenses	(1,036)	(731)	(580)	(1,247)	(3,593)
Total expenses	(8,057)	(4,498)	(4,431)	(1,247)	(18,232)
Operating income (loss) from operations	(2,325)	1,804	451	(1,247)	(1,316)
Total Assets	13,648	16,700	13,149	5,243	48,740
Capital expenditures	1,154	451	324	—	1,928
Non-current assets	2,855	3,697	1,462	—	8,013
Goodwill	645	403	1,364	—	2,412